Employee Benefit Plans (Schedule of Expected Benefit Payments) (Details) - JVB Plan [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plan Disclosure [Line Items]
2018	$ 635
2019	686
2020	676
2021	692
2022	708
2023-2027	$ 3,936